Commitments and Contingencies - Summary of Contractual Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Office operating leases
2026	$ 630
2027	1,251
2028	1,248
2029	1,134
2030	1,109
Thereafter	1,188
Total	6,560
Total contractual obligations
2026	176,484
2027	366,437
2028	299,697
2029	265,780
2030	103,654
Thereafter	177,072
Total	1,389,124
Vessels under Construction
Vessels under construction
2026	93,210
2027	249,300
2028	113,100
2029	0
2030	0
Thereafter	0
Total	455,610
Line of Credit
Long-term debt
2026	82,644
2027	115,886
2028	185,349
2029	124,646
2030	102,545
Thereafter	175,884
Total	786,954
Senior Unsecured Bonds
Long-term debt
Total	138,422	$ 138,183
Senior Unsecured Bonds | 2024 Bonds
Long-term debt
2026	0
2027	0
2028	0
2029	140,000
2030	0
Thereafter	0
Total	$ 140,000